Total
HANCOCK HORIZON BURKENROAD SMALL CAP FUND
Hancock Horizon Burkenroad Small Cap Fund
Investment Objective
The Hancock Horizon Burkenroad Small Cap Fund (the "Burkenroad Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HANCOCK HORIZON BURKENROAD SMALL CAP FUND		Institutional Class Shares	INVESTOR CLASS SHARES	CLASS D SHARES
Management Fees	[1]	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses		0.29%	0.29%	0.29%
Other Expenses		0.29%	0.54%	0.54%
Total Annual Fund Operating Expenses	[2]	1.08%	1.33%	1.58%
Less Fee Reductions and/or Expense Reimbursements	[3]	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.00%	1.25%	1.50%
[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund's Financial Highlights because: (i) Management Fees have been restated to reflect current fees; and (ii) the maximum Shareholder Servicing Fees of the Investor Class Shares were not incurred during the prior fiscal year.
[3]	Horizon Advisers (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00%, 1.25% and 1.50% of the Fund's average daily net assets of the Institutional Class, Investor Class and Class D Shares, respectively, until May 31, 2021 (the "expense caps"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HANCOCK HORIZON BURKENROAD SMALL CAP FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	102	336	588	1,310
INVESTOR CLASS SHARES	127	414	721	1,594
CLASS D SHARES	153	491	853	1,872

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies with small capitalizations located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-capitalization companies to be those with market capitalizations, at the time of purchase, that fall within or below the current range of companies in either the Russell 2000 Index or the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in either index as of January 31 of each of the three preceding years. As of January 31, 2020, the market capitalization ranges for the Russell 2000 Index and the S&P Small Cap 600 Index were approximately $11.94 million to $8.06 billion and $88.41 million to $4.59 billion, respectively. The other equity securities in which the Fund may invest include real estate investment trusts ("REITs").

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the security's prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's small-capitalization range.

The Adviser utilizes Tulane University's Burkenroad Reports (the "Reports") as a source of investment research and also employs its own fundamental research and quantitative analysis in its investment decision making. For more information about the Reports, see "More Information About the Burkenroad Reports." The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Reports, and may not own shares of all of the companies covered by the Reports.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk — The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Regional Focus Risk — The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Best Quarter	Worst Quarter
17.48%	(22.44)%
12/31/2010	12/31/2018

The performance information shown above is based on a calendar year. The Fund's Investor Class Shares' performance from 1/1/20 to 3/31/20 was (36.92)%.

Average Annual Total Returns for Periods Ended December 31, 2019

This table compares the Fund's average annual total returns for the periods ended December 31, 2019 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Investor Class Shares only. After-tax returns for other classes will vary.

Average Annual Total Returns - HANCOCK HORIZON BURKENROAD SMALL CAP FUND	Label	1 Year	5 Years	10 Years	Since Inception [1]
Institutional Class Shares	Fund Returns Before Taxes	17.89%	5.57%	10.66%	10.30%
INVESTOR CLASS SHARES	Fund Returns Before Taxes	17.68%	5.43%	10.59%	10.26%
INVESTOR CLASS SHARES | After Taxes on Distributions	Fund Returns After Taxes on Distributions	10.12%	2.30%	8.70%	9.16%
INVESTOR CLASS SHARES | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	15.84%	4.06%	8.65%	8.81%
CLASS D SHARES	Fund Returns Before Taxes	17.35%	5.29%	10.38%	10.04%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.52%	8.23%	11.83%	8.50%
Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	Lipper® Small-Cap Core Funds Classification Average (reflects no deduction for taxes)	23.70%	6.88%	10.76%	8.40%
[1]	Institutional Class Shares of the Fund were offered beginning May 31, 2016. Investor Class Shares and Class D Shares of the Fund were offered beginning December 31, 2001. Index comparison begins December 31, 2001.